Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating revenues
Time charter revenues	$ 410,345	$ 299,848	$ 244,045
Total operating revenues	410,345	299,848	244,045
Operating expenses
Vessel operating expenses	86,672	62,872	52,910
Voyage and charter-hire expenses	9,853	6,042	32,311
Administrative expenses	25,013	33,679	22,832
Depreciation and amortization	85,524	70,286	65,076
Impairment of long-term assets	500	500	4,500
Total operating expenses	207,562	173,379	177,629
Other operating gains and losses	(27)	(5,438)	(6,230)
Operating income (loss)	202,756	121,031	60,186
Other non-operating income (expense)
Gain on loss of control	853,996	0	0
Gain on business acquisition	4,084	0	0
Gain on disposal of available-for-sale securities	0	541	4,196
Loss on disposal of fixed assets	(151)	0	0
Total other non-operating income	857,929	541	4,196
Financial income (expenses)
Interest income	2,819	1,757	4,290
Interest expense	(31,924)	(25,773)	(32,654)
Other financial items, net	(13,763)	(29,086)	(38,597)
Net financial expenses	(42,868)	(53,102)	(66,961)
Income (loss) before equity in net losses of affiliates, income taxes and non-controlling interests	1,017,817	68,470	(2,579)
Income taxes	(2,765)	1,705	(1,427)
Equity in net losses of affiliates	(609)	(1,900)	(1,435)
Net income (loss)	1,014,443	68,275	(5,441)
Net (income) loss attributable to non-controlling interests	(43,140)	(21,625)	5,825
Net income attributable to Golar LNG Ltd	$ 971,303	$ 46,650	$ 384
Per common share amounts:
Earnings - Basic (in dollars per share)	$ 12.09	$ 0.62	$ 0.01
Earnings - Diluted (in dollars per share)	$ 11.66	$ 0.62	$ 0.01
Cash dividends declared and paid (in dollars per share)	$ 1.93	$ 1.13	$ 0.45